CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)	$ (1,504)	$ (13,446)	$ 18,961
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss on extinguishment of debt	4,532	9,785
Depreciation and amortization	32,977	30,737	29,152
Stock-based compensation expense	6,332	2,848	2,524
Amortization of deferred commissions	6,423	5,302	3,460
Amortization of deferred debt issuance costs	679	889	1,372
Deferred taxes	(9,379)	3,073	(13,286)
Other	166	(440)	61
Changes in operating assets and liabilities:
Accounts receivable	(18,046)	(1,465)	(9,967)
Contract assets	(18,542)	(6,806)	(22,171)
Deferred commissions	(9,060)	(9,981)	(7,693)
Prepaid expenses and other current assets	(6,586)	(5,770)	(218)
Other assets	373	(763)	(31)
Accounts payable	(624)	298	(34)
Accrued compensation	(404)	6,070	(1,087)
Accrued expenses and other	6,318	1,113	(3,824)
Deferred revenue	12,140	1,442	6,204
Net cash provided by operating activities	5,795	22,886	3,423
Cash flows from investing activities
Purchases of property and equipment and other	(8,696)	(3,437)	(2,519)
Capitalized software development costs	(10,460)	(6,310)	(3,442)
Acquisition of Elastic Beam, net of cash acquired of $0		(17,414)
Other investing activities	(600)	500
Net cash used in investing activities	(19,756)	(26,661)	(5,961)
Cash flows from financing activities
Payment of Elastic Beam consideration and holdbacks	(1,136)
Proceeds from initial public offering, net of underwriting discounts and commissions	200,531
Payment of offering costs	(5,164)	(493)
Proceeds from stock option exercises	1,571		101
Repurchase of common stock		(76)
Proceeds from long-term debt	52,177	250,000
Issuance costs of long-term debt	(1,249)	(5,994)
Payment of long-term debt	(248,750)	(171,250)
Payment of debt extinguishment costs		(5,085)
Net cash provided by (used in) financing activities	(2,020)	67,102	101
Effect of exchange rates on cash and cash equivalents and restricted cash	224	(653)	274
Net increase (decrease) in cash and cash equivalents and restricted cash	(15,757)	62,674	(2,163)
Cash and cash equivalents and restricted cash
Beginning of period	84,143	21,469	23,632
End of period	68,386	84,143	21,469
Supplemental disclosures of cash flow information:
Cash paid for interest	12,169	13,598	20,758
Cash paid for taxes	1,073	284	198
Noncash investing and financing activities:
Purchases of property and equipment, accrued but not yet paid	218	77	$ 367
Accruals related to the acquisition of Elastic Beam		1,560
Offering costs, accrued but not yet paid	$ 295	$ 833